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                         CLASS A AND CLASS B SHARES OF

                         AIM INTERNATIONAL GROWTH FUND

                           SUPPLEMENT TO PROSPECTUS
                            DATED SEPTEMBER 8, 1998


         The Board of Trustees of AIM Growth Series unanimously approved, on September 23, 1998, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM International Growth Fund ("International Growth Fund"), a series of AIM Growth Series, would transfer substantially all of its assets to AIM International Equity Fund ("International Equity Fund"), a series of AIM International Funds, Inc. As a result of the transaction, shareholders of International Growth Fund would receive shares of International Equity Fund in exchange for their shares of International Growth Fund, and International Growth Fund would cease operations. Like International Growth Fund, International Equity Fund seeks long-term growth of capital. International Equity Fund seeks to achieve its objective by investing in a diversified portfolio of international equity securities, the issuers of which are considered by the Fund's investment adviser to have strong earnings momentum.

         The Plan requires the approval of International Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in February 1999. If the Plan is approved by shareholders of International Growth Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective before the end of February 1999.

                                                            September 28, 1998


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                            ADVISOR CLASS SHARES OF

                         AIM INTERNATIONAL GROWTH FUND

                           SUPPLEMENT TO PROSPECTUS
                            DATED SEPTEMBER 8, 1998


         The Board of Trustees of AIM Growth Series unanimously approved, on September 23, 1998, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM International Growth Fund ("International Growth Fund"), a series of AIM Growth Series, would transfer substantially all of its assets to AIM International Equity Fund ("International Equity Fund"), a series of AIM International Funds, Inc. As a result of the transaction, shareholders of International Growth Fund would receive shares of International Equity Fund in exchange for their shares of International Growth Fund, and International Growth Fund would cease operations. Like International Growth Fund, International Equity Fund seeks long-term growth of capital. International Equity Fund seeks to achieve its objective by investing in a diversified portfolio of international equity securities, the issuers of which are considered by the Fund's investment adviser to have strong earnings momentum.

         The Plan requires the approval of International Growth Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in February 1999. If the Plan is approved by shareholders of International Growth Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective before the end of February 1999.

                                                            September 28, 1998